Stock-Based Compensation (Details 1) - Options [Member] - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Outstanding Options, Exercise Price	$ 3.81	$ 3.81	$ 6.88
Outstanding Options, Number	141,000	141,000	66,000
Exercisable Options, Average Exercise Price	$ 3.83	$ 7.03
Exercisable Options, Number	139,000	64,000
Exercise Price 7.75 [Member]
Outstanding Options, Exercise Price	$ 7.75	$ 7.75
Outstanding Options, Number	56,000	56,000
Outstanding Options, Average Remaining Contractual Life	4 months 17 days	10 months 17 days
Exercisable Options, Average Exercise Price	$ 7.75	$ 7.75
Exercisable Options, Number	56,000	56,000
Exercisable Options, Average Remaining Contractual Life	4 months 17 days	10 months 17 days
Exercise Price 2.01 [Member]
Outstanding Options, Exercise Price	$ 2.01	$ 2.01
Outstanding Options, Number	10,000	10,000
Outstanding Options, Average Remaining Contractual Life	5 years 29 days	5 years 7 months 2 days
Exercisable Options, Average Exercise Price	$ 2.01	$ 2.01
Exercisable Options, Number	8,000	8,000
Exercisable Options, Average Remaining Contractual Life	5 years 29 days	5 years 7 months 2 days
Exercise Price 1.10 [Member]
Outstanding Options, Exercise Price	$ 1.10	$ 1.10
Outstanding Options, Number	75,000	75,000
Outstanding Options, Average Remaining Contractual Life	3 years 6 months 25 days	4 years 26 days
Exercisable Options, Average Exercise Price	$ 1.10	$ 1.10
Exercisable Options, Number	75,000
Exercisable Options, Average Remaining Contractual Life	3 years 6 months 25 days	0 years